Basic And Diluted Net Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [LineItems]
Antidilutive Securities Excluded From Computation Of Earnings Pe rShare Amount	251,440,808	500,211,192	431,914,761
Share Options And Restricted Share Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [LineItems]
Antidilutive Securities Excluded From Computation Of Earnings Pe rShare Amount	78,376,179	60,853,313	38,394,825